Expense Example	Apr. 28, 2026 USD ($)
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	2,346
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,656
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	983
Expense Example, with Redemption, 5 Years	1,315
Expense Example, with Redemption, 10 Years	2,253
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	326
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,195
Expense Example, with Redemption, 10 Years	2,565
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	565
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	2,066
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,577
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,500
Spirit of America Income Fund | Spirit of America Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	586
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	1,994
Spirit of America Income Fund | Spirit of America Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	2,405
Spirit of America Income Fund | Spirit of America Income Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,312
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	722
Expense Example, with Redemption, 3 Years	1,062
Expense Example, with Redemption, 5 Years	1,426
Expense Example, with Redemption, 10 Years	2,445
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	332
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	1,283
Expense Example, with Redemption, 10 Years	2,756
Spirit of America Utilities Fund | Spirit of America Utilities Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	767
Expense Example, with Redemption, 10 Years	$ 1,700